Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2021
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Entity Central Index Key	0001011378
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2021
Document Effective Date	Jun. 30, 2021
Prospectus Date	Apr. 30, 2021
Class I Prospectus | Core Plus Fixed Income Portfolio | Class I
Prospectus:
Trading Symbol	MFIPX
Class I Prospectus | Emerging Markets Debt Portfolio | Class I
Prospectus:
Trading Symbol	MEMNX
Class II Prospectus | Core Plus Fixed Income Portfolio | Class II
Prospectus:
Trading Symbol	MJIIX
Class II Prospectus | Emerging Markets Debt Portfolio | Class II
Prospectus:
Trading Symbol	MBDBX